Note 2 - Summary of Significant Accounting Policies (Details) (USD $)	0 Months Ended	1 Months Ended								12 Months Ended					1 Months Ended		12 Months Ended					12 Months Ended									1 Months Ended					12 Months Ended			1 Months Ended		1 Months Ended
	Jan. 15, 2013	Feb. 25, 2014	Dec. 19, 2013	Dec. 31, 2013	Nov. 20, 2013	Nov. 25, 2013	Oct. 21, 2013	Sep. 30, 2013	Aug. 30, 2013	Dec. 19, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 29, 2013	Dec. 31, 2011	Jan. 27, 2014 Subsequent Event [Member]	Feb. 25, 2014 Subsequent Event [Member]	Dec. 31, 2013 Solar Panels and Inverters [Member] Maximum [Member]	Dec. 31, 2013 Solar Panels and Inverters [Member] Minimum [Member]	Dec. 31, 2013 Material and Workmanship [Member]	Dec. 31, 2013 Installation [Member]	Dec. 31, 2012 Installation [Member]	Dec. 31, 2013 Installation [Member] Maximum [Member]	Dec. 31, 2013 Installation [Member] Minimum [Member]	Dec. 31, 2013 Defective Products [Member] Maximum [Member]	Dec. 31, 2013 Defective Products [Member] Minimum [Member]	Dec. 31, 2013 General and Administrative Expense [Member]	Dec. 31, 2012 General and Administrative Expense [Member]	Sep. 30, 2013 Series D Preferred Stock [Member] Securities Pledged as Collateral [Member]	Sep. 30, 2013 Series D Preferred Stock [Member]	Aug. 30, 2013 Series D Preferred Stock [Member]	Sep. 30, 2013 Accounts Receivable [Member]	Sep. 30, 2013 Raw Materials [Member]	Sep. 30, 2013 Finished Goods [Member]	Sep. 30, 2013 Cash [Member]	Sep. 30, 2013 Aggregate, Cash, Raw Material, and Finished Goods [Member]	Dec. 31, 2013 Patents [Member]	Dec. 31, 2012 Patents [Member]	Sep. 30, 2013 Advances [Member]	Sep. 30, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Sep. 30, 2013 Minimum [Member] Advances [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Cash				$ 150,000							$ 150,000
Restructuring and Related Cost, Number of Positions Eliminated	12
Convertible Notes Payable			250,000	442,084					200,000	250,000	442,084																			200,000
Proceeds from Convertible Debt			250,000			200,000			200,000						100,000
Warrants Issued During Period, Warrants (in Shares)			6,250,000								6,250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)		$ 0.02	$ 0.02	$ 0.49						$ 0.02	$ 0.49	$ 1.36	$ 0.02	$ 3.57		$ 0.02
Debt Conversion, Converted Instrument, Amount		200,000
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)		5,000,000									53,623
Debt Instrument, Interest Rate, Stated Percentage				8.00%							8.00%				8.00%																							12.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)			$ 0.02	$ 0.02						$ 0.02	$ 0.02				$ 0.02
Debt Instrument, Convertible, Threshold Consecutive Trading Days										20 days	20 days
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share)				$ 0.04						$ 0.04	$ 0.04
Equity Method Investment, Ownership Percentage																																								9.99%
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage											120.00%																				80.00%	50.00%	65.00%	95.00%
Derivative Asset, Fair Value, Gross Liability			243,889	243,889						243,889	243,889
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net											65,962
Fair Value Assumptions, Expected Volatility Rate											149.10%
Fair Value Assumptions, Risk Free Interest Rate											0.70%
Fair Value Assumptions, Expected Term											4 years 36 days
Debt Instrument, Unamortized Discount				109,000							109,000
Line of Credit Facility, Expiration Period								1 year
Line of Credit Facility, Maximum Borrowing Capacity								500,000																							200,000				300,000
Interest Expense																																									500
Preferred Stock, Shares Issued (in Shares)																												50		147
Line of Credit Facility, Collateral Fees, Amount								5,000
Line of Credit Facility, Administrative Fee, Percentage								0.50%
Line of Credit Facility, Administrative Fee, Amount																																							500
Prepayment Fee, Percent								0.50%
Line of Credit Facility, Amount Outstanding				500,000			500,000	350,000			500,000																		350,000
Proceeds from Lines of Credit					50,000	50,000	100,000
Finite-Lived Intangible Assets, Remaining Amortization Period																																				11 years
Finite-Lived Intangible Assets, Net																																				1,400,000
Finite-Lived Intangible Assets, Accumulated Amortization																																				201,000
Finite-Lived Intangible Asset, Useful Life																																				17 years
Amortization of Intangible Assets											113,071	67,919																								113,000	68,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months																																				114,000
Other Finite-Lived Intangible Assets, Gross																																				145,000
Warranty Period																	25 years	15 years	5 years			10 years	5 years	25 years	5 years
Product Warranty Accrual, Current				344,990							344,990	329,680
Disposal Group, Including Discontinued Operation, Other Current Liabilities																				968,000	1,100,000
Advertising Expense											16,000	144,000
Research and Development Expense																										$ 243,000	$ 649,000
Number of Wholly Owned Subsidiaries				2							2